UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baltimore-Washington Financial Advisors, Inc.
Address:  5950 Symphony Woods Road
          Suite 600
          Columbia, Maryland 21044

Form 13F File Number:  028-13116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Cassel
Title:    Chief Compliance Officer
Phone:    410-461-3900

Signature, Place, and Date of Signing:

     /s/ Robert Cassel              Columbia, MD              10/26/2010
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          203

Form 13F Information Table Value Total:  $   171,129
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------   ----------   --------  -------------------
                                                                                                                  VOTING AUTHORITY
                                                           VALUE    SHRS OR   SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  NONE
-----------------------------  --------------  ---------  --------  -------   ----  ----  ----------   --------  ----  ------  -----
Apple Computer Inc              Equities       037833100      152        537  SH    N/A   Yes          N/A       Yes   N/A     N/A
Aegon NV 6.50% Tr Pfd           Equities       007924400    1,627     69,750  SH    N/A   Yes          N/A       Yes   N/A     N/A
AES TR III  6.75% Tr Pfd Conv   Equities       00808N202       10        200  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares Barclays Aggregate Bon  ETF            464287226    2,783     25,610  SH    N/A   Yes          N/A       Yes   N/A     N/A
Amgen                           Equities       031162100    1,706     30,960  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ameritrade Holding Corp. New    Equities       87236Y108       25      1,551  SH    N/A   Yes          N/A       Yes   N/A     N/A
Australia & New Zealand Bkg Gr  Equities       052528304       34      1,500  SH    N/A   Yes          N/A       Yes   N/A     N/A
Apache Corp.                    Equities       037411105       98      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ares Capital Corp               Equities       04010L103    1,096     70,022  SH    N/A   Yes          N/A       Yes   N/A     N/A
Aryt Industries LTD             Equities       M1500S107        1      2,350  SH    N/A   Yes          N/A       Yes   N/A     N/A
American Scientific Resources   Equities       029441201        2    217,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Avon Products, Inc.             Equities       054303102        3        100  SH    N/A   Yes          N/A       Yes   N/A     N/A
American Express Co             Equities       025816109       11        250  SH    N/A   Yes          N/A       Yes   N/A     N/A
AstraZeneca PLC                 Equities       046353108        8        164  SH    N/A   Yes          N/A       Yes   N/A     N/A
Boeing                          Equities       097023105        5         76  SH    N/A   Yes          N/A       Yes   N/A     N/A
BankAmerica Corp                Equities       060505104      662     50,537  SH    N/A   Yes          N/A       Yes   N/A     N/A
BAC Capital Trust II Prf Calla  Equities       055188205       15        600  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bayer  AG                       Equities       072730302      656      9,420  SH    N/A   Yes          N/A       Yes   N/A     N/A
Barclays Plc Adr                Equities       06738E204        2         80  SH    N/A   Yes          N/A       Yes   N/A     N/A
Barclays Bk Plc Pfd 6.625% Ser  Equities       06739F390       10        400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Barclay's PCL 7.1% Pfd          Equities       06739H776    2,870    115,275  SH    N/A   Yes          N/A       Yes   N/A     N/A
Big Lots Inc                    Equities       089302103    1,204     36,200  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bank of New York                Equities       064058100       17        636  SH    N/A   Yes          N/A       Yes   N/A     N/A
Blackrock Ltd Duration Inc Clo  ETF            09249W101       26      1,500  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bank of America Corp Non-Cum P  Equities       060505559       16        600  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bristol Meyers                  Equities       110122108    2,735    100,900  SH    N/A   Yes          N/A       Yes   N/A     N/A
Buckeye Ptnrs LP                Equities       118230101    3,444     54,232  SH    N/A   Yes          N/A       Yes   N/A     N/A
Berkshire Hathaway CL B         Equities       084670207      120      1,450  SH    N/A   Yes          N/A       Yes   N/A     N/A
Citigroup                       Equities       172967101        1        200  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cheesecake Factory INC          Equities       163072101       39      1,486  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cal-Maine Foods, Inc            Equities       128030202    3,159    109,020  SH    N/A   Yes          N/A       Yes   N/A     N/A
Caterpillar Inc                 Equities       149123101       62        785  SH    N/A   Yes          N/A       Yes   N/A     N/A
Constellation Energy            Equities       210371100       32      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cephalon Inc                    Equities       156708109    1,166     18,680  SH    N/A   Yes          N/A       Yes   N/A     N/A
Chesapeake Energy Corp          Equities       165167107       80      3,550  SH    N/A   Yes          N/A       Yes   N/A     N/A
Colgate Palmolive Co            Equities       194162103    2,528     32,885  SH    N/A   Yes          N/A       Yes   N/A     N/A
Clorox Company                  Equities       189054109       33        500  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cummins Inc.                    Equities       231021106       22        240  SH    N/A   Yes          N/A       Yes   N/A     N/A
Rockwell Collins Inc            Equities       774341101       18        304  SH    N/A   Yes          N/A       Yes   N/A     N/A
ConocoPhillips                  Equities       20825C104    3,363     58,550  SH    N/A   Yes          N/A       Yes   N/A     N/A
Campbell Soup Co.               Equities       134429109    1,659     46,414  SH    N/A   Yes          N/A       Yes   N/A     N/A
Copart, Inc.                    Equities       217204106    2,366     71,775  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cree, Inc.                      Equities       225447101       12        225  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cisco Systems                   Equities       17275R102    2,531    115,558  SH    N/A   Yes          N/A       Yes   N/A     N/A
CoStar Group Inc                Equities       22160N109       15        300  SH    N/A   Yes          N/A       Yes   N/A     N/A
Canadian Solar Inc              Equities       136635109      316     19,375  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares 1-3 yr. Credit ETF      ETF            464288646    5,733     54,581  SH    N/A   Yes          N/A       Yes   N/A     N/A
Chevron Texaco Corp             Equities       166764100      117      1,445  SH    N/A   Yes          N/A       Yes   N/A     N/A
Dominion Res Inc VA             Equities       25746U109    3,948     90,435  SH    N/A   Yes          N/A       Yes   N/A     N/A
Dupont E I DE Nemours & CO $4.  Equities       263534307        2         20  SH    N/A   Yes          N/A       Yes   N/A     N/A
DEI Holdings Inc                Equities       23319E107        1      1,035  SH    N/A   Yes          N/A       Yes   N/A     N/A
Diamonds Tr Ser. I              Equities       252787106        5         50  SH    N/A   Yes          N/A       Yes   N/A     N/A
Del Monte Foods                 Equities       24522P103        3        227  SH    N/A   Yes          N/A       Yes   N/A     N/A
DirecTV Group Inc               Equities       25459L106        8        195  SH    N/A   Yes          N/A       Yes   N/A     N/A
Duke Energy                     Equities       26441C105       10        553  SH    N/A   Yes          N/A       Yes   N/A     N/A
Devon Energy Corp               Equities       25179M103       98      1,510  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ishares Tr Dow Jones Sel Divid  Equities       464287168    1,189     25,390  SH    N/A   Yes          N/A       Yes   N/A     N/A
Deutsche Bk Cont 6.55% Pfd      Equities       25153X208    3,280    133,555  SH    N/A   Yes          N/A       Yes   N/A     N/A
Consolidated Edison             Equities       209115104       29        600  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares MSCI EAFE Idx ETF       ETF            464287465    2,159     39,318  SH    N/A   Yes          N/A       Yes   N/A     N/A
Efotoxpress Inc                 Equities       28224W100        0      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
E Spire Communications Inc      Equities       269153102        -      5,500  SH    N/A   Yes          N/A       Yes   N/A     N/A
Express Scripts  Cl A           Equities       302182100    1,413     29,020  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Canada Indx Fd ETF        ETF            464286509       10        350  SH    N/A   Yes          N/A       Yes   N/A     N/A
Corporate Executive Brd         Equities       21988R102      653     20,705  SH    N/A   Yes          N/A       Yes   N/A     N/A
Exelon Corp                     Equities       30161N101    3,053     71,700  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ford                            Equities       345370860       41      3,360  SH    N/A   Yes          N/A       Yes   N/A     N/A
AberdeenAsia PacificPrime       Equities       003009107    6,987  1,003,833  SH    N/A   Yes          N/A       Yes   N/A     N/A
Freeport-McMoRan Copper & Gold  Equities       35671D857       34        400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Fluor Corp. New                 Equities       343412102    2,788     56,295  SH    N/A   Yes          N/A       Yes   N/A     N/A
Frontier Communications Corp    Equities       35906A108        4        480  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cedar Fair LP                   Equities       150185106       13      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Giant Interactive Group ADR     Equities       374511103        9      1,450  SH    N/A   Yes          N/A       Yes   N/A     N/A
Glacier Bancorp Inc Com         Equities       37637Q105       14        937  SH    N/A   Yes          N/A       Yes   N/A     N/A
General Dynamics                Equities       369550108    2,828     45,030  SH    N/A   Yes          N/A       Yes   N/A     N/A
General Electric                Equities       369604103       15        900  SH    N/A   Yes          N/A       Yes   N/A     N/A
General Elec Cap Corp Com       Equities       369622477       26      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
General Mills, Inc.             Equities       370334104       11        290  SH    N/A   Yes          N/A       Yes   N/A     N/A
SPDR Gold Shares ETF            ETF            78463V107       96        750  SH    N/A   Yes          N/A       Yes   N/A     N/A
Corning Inc                     Equities       219350105        9        501  SH    N/A   Yes          N/A       Yes   N/A     N/A
Google, Inc. CL A               Equities       38259P508       24         45  SH    N/A   Yes          N/A       Yes   N/A     N/A
Green Energy Mgmt Serv          Equities       39304E100        0         83  SH    N/A   Yes          N/A       Yes   N/A     N/A
Hawaiian Elec Industries Com    Equities       419870100       14        600  SH    N/A   Yes          N/A       Yes   N/A     N/A
Heinz HJ Co                     Equities       423074103    3,644     76,931  SH    N/A   Yes          N/A       Yes   N/A     N/A
Hewlett Packard                 Equities       428236103       34        800  SH    N/A   Yes          N/A       Yes   N/A     N/A
H & R Block                     Equities       093671105        0          8  SH    N/A   Yes          N/A       Yes   N/A     N/A
Harris Corporation              Equities       413875105    1,178     26,600  SH    N/A   Yes          N/A       Yes   N/A     N/A
Int'l. Business Machines        Equities       459200101      214      1,595  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Chn &Steers Rlty ETF      ETF            464287564      169      2,730  SH    N/A   Yes          N/A       Yes   N/A     N/A
ING Groep 7.375% NV Pfd         Equities       456837707      826     34,005  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ishares Euro 350 Index Fd       ETF            464287861      164      4,340  SH    N/A   Yes          N/A       Yes   N/A     N/A
Integrated Health Services      Equities       45812C106        0      5,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs S&P Sm Cp 600 Idx ETF     ETF            464287804       29        485  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs S&P Sm Cp 600 VL ETF      ETF            464287879        7        110  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bank of America Corp 6.5%       Equities       060505401       10        400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Insituform Tech                 Equities       457667103    1,649     68,130  SH    N/A   Yes          N/A       Yes   N/A     N/A
Intel Corp                      Equities       458140100    2,056    107,079  SH    N/A   Yes          N/A       Yes   N/A     N/A
Itron                           Equities       465741106    3,182     51,970  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Russell 100 Val ETF       ETF            464287598       25        425  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Rssl 2000 Idx Fd ETF      ETF            464287655        8        118  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ishrs Rusll 2000 SmCap Gr Idx   ETF            464287648       97      1,293  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Russ MidCap Idx ETF       ETF            464287499      390      4,315  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Rusl MidCp VL Idx ETF     ETF            464287473      157      3,900  SH    N/A   Yes          N/A       Yes   N/A     N/A
Johnson Controls, Inc.          Equities       478366107    2,061     67,570  SH    N/A   Yes          N/A       Yes   N/A     N/A
John Hancock Investors Trust    Equities       410142103       22      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Johnson & Johnson               Equities       478160104    3,714     59,938  SH    N/A   Yes          N/A       Yes   N/A     N/A
JP Morgan                       Equities       46625H100      109      2,871  SH    N/A   Yes          N/A       Yes   N/A     N/A
JPMorgan Cap Tr 7% Pfd          Equities       46623D200       25      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Kinder Morgan Energy Prtnrs     Equities       494550106       27        400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Coca-Cola                       Equities       191216100       38        650  SH    N/A   Yes          N/A       Yes   N/A     N/A
Kohl's Corp                     Equities       500255104    2,167     41,135  SH    N/A   Yes          N/A       Yes   N/A     N/A
Lab Corp of America             Equities       50540R409    1,626     20,730  SH    N/A   Yes          N/A       Yes   N/A     N/A
Liz Claiborne, Inc              Equities       539320101       12      2,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
L-3 Communications Inc          Equities       502424104    2,503     34,635  SH    N/A   Yes          N/A       Yes   N/A     N/A
Lockheed Martin Corp            Equities       539830109       12        169  SH    N/A   Yes          N/A       Yes   N/A     N/A
Lowes Companies Inc             Equities       548661107        9        405  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs iBoxx Corp Bd ETF         ETF            464287242    1,862     16,465  SH    N/A   Yes          N/A       Yes   N/A     N/A
Level 3 Comm. INC               Equities       52729N100        0         42  SH    N/A   Yes          N/A       Yes   N/A     N/A
Live Nation                     Equities       538034109        3        300  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares Barclays MBS Bond Fund  ETF            464288588       94        858  SH    N/A   Yes          N/A       Yes   N/A     N/A
McDonald's                      Equities       580135101       49        655  SH    N/A   Yes          N/A       Yes   N/A     N/A
Allscripts Hlthcare Sol         Equities       01988P108    2,382    128,990  SH    N/A   Yes          N/A       Yes   N/A     N/A
Medtronic Inc.                  Equities       585055106       10        310  SH    N/A   Yes          N/A       Yes   N/A     N/A
Medis Technologies Ltd          ETF            58500P107        0        200  SH    N/A   Yes          N/A       Yes   N/A     N/A
S&P Mid Cap 400 ETF             ETF            595635103      419      2,878  SH    N/A   Yes          N/A       Yes   N/A     N/A
Millicom Intl Cellular          Equities       L6388F110       30        310  SH    N/A   Yes          N/A       Yes   N/A     N/A
McCormick                       Equities       579780206    2,932     69,753  SH    N/A   Yes          N/A       Yes   N/A     N/A
McCormick & Co Inc Voting       Equities       579780107       15        350  SH    N/A   Yes          N/A       Yes   N/A     N/A
3M Company                      Equities       88579Y101    2,811     32,422  SH    N/A   Yes          N/A       Yes   N/A     N/A
Altria Group Inc.               Equities       02209S103        2        100  SH    N/A   Yes          N/A       Yes   N/A     N/A
Merck & Co Inc                  Equities       589331107       15        400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Marathon Oil                    Equities       565849106    3,508    105,975  SH    N/A   Yes          N/A       Yes   N/A     N/A
Monroe Bancorp                  Equities       610313108       15      3,337  SH    N/A   Yes          N/A       Yes   N/A     N/A
Microsoft                       Equities       594918104       41      1,680  SH    N/A   Yes          N/A       Yes   N/A     N/A
Martha Stewart Liv Cl A         Equities       573083102        0         30  SH    N/A   Yes          N/A       Yes   N/A     N/A
M&T Bank Corp.                  Equities       55261F104       60        729  SH    N/A   Yes          N/A       Yes   N/A     N/A
M&T Cap Trust IV Pfd 8.5% Call  Equities       55292C203       22        800  SH    N/A   Yes          N/A       Yes   N/A     N/A
Microvision                     Equities       594960106        2      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Mylan Labs                      Equities       628530107    1,902    101,120  SH    N/A   Yes          N/A       Yes   N/A     N/A
NCP Litigation Trst Restricted  Equities       628990681        -        245  SH    N/A   Yes          N/A       Yes   N/A     N/A
Nextera Energy Inc              Equities       65339F101       22        400  SH    N/A   Yes          N/A       Yes   N/A     N/A
NII Holdings, Inc.              Equities       62913F201    2,680     65,195  SH    N/A   Yes          N/A       Yes   N/A     N/A
Northrop Grumman Corp           Equities       666807102    2,288     37,729  SH    N/A   Yes          N/A       Yes   N/A     N/A
Nestle                          Equities       641069406       21        397  SH    N/A   Yes          N/A       Yes   N/A     N/A
Northern Trust Co               Equities       665859104    2,127     44,085  SH    N/A   Yes          N/A       Yes   N/A     N/A
Nvidia Corp                     Equities       67066G104    2,230    190,908  SH    N/A   Yes          N/A       Yes   N/A     N/A
Olin Corp.                      Equities       680665205    2,415    119,815  SH    N/A   Yes          N/A       Yes   N/A     N/A
Oracle Corporation              Equities       68389X105       22        825  SH    N/A   Yes          N/A       Yes   N/A     N/A
Plains All Amer Pipeline LP     Equities       726503105    4,287     68,145  SH    N/A   Yes          N/A       Yes   N/A     N/A
Petroleo Brasileiro Pfd Spons   Equities       71654V101       18        560  SH    N/A   Yes          N/A       Yes   N/A     N/A
Plum Creek Timber Co            Equities       729251108       27        760  SH    N/A   Yes          N/A       Yes   N/A     N/A
Pepsico Incorporated            Equities       713448108    3,960     59,598  SH    N/A   Yes          N/A       Yes   N/A     N/A
Proctor & Gamble                Equities       742718109      142      2,370  SH    N/A   Yes          N/A       Yes   N/A     N/A
Packaging Corp of Amer          Equities       695156109        5        200  SH    N/A   Yes          N/A       Yes   N/A     N/A
ProLogis                        Equities       743410102        4        337  SH    N/A   Yes          N/A       Yes   N/A     N/A
Philip Morris                   Equities       718172109        6        100  SH    N/A   Yes          N/A       Yes   N/A     N/A
Market Vectors Prerefunded Mun  ETF            57060U738      446     17,550  SH    N/A   Yes          N/A       Yes   N/A     N/A
NASDAQ 100 Tr ETF               ETF            631100104      764     15,575  SH    N/A   Yes          N/A       Yes   N/A     N/A
Quantun Fuel Systems            Equities       74765E109        0        800  SH    N/A   Yes          N/A       Yes   N/A     N/A
Royal Bk Scot 6.75% Prf. Q      Equities       780097754      448     27,600  SH    N/A   Yes          N/A       Yes   N/A     N/A
Royal Bk Scot.6.125%Prf. R      Equities       780097739      196     12,740  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cohen & Steers REIT & PIF       Equities       19247X100      127      9,675  SH    N/A   Yes          N/A       Yes   N/A     N/A
Rockwell Automation Inc.        Equities       773903109    2,841     46,026  SH    N/A   Yes          N/A       Yes   N/A     N/A
Range Resources Corp Com        Equities       75281A109       31        800  SH    N/A   Yes          N/A       Yes   N/A     N/A
Republic Services Inc           Equities       760759100        7        230  SH    N/A   Yes          N/A       Yes   N/A     N/A
Rayonier Inc.                   Equities       754907103    2,179     43,470  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ishares 1-3 yr Treasury Index   ETF            464287457       34        405  SH    N/A   Yes          N/A       Yes   N/A     N/A
Sirius Satellite Radio          Equities       82967N108        3      2,680  SH    N/A   Yes          N/A       Yes   N/A     N/A
Schlumberger Ltd                Equities       806857108        3         45  SH    N/A   Yes          N/A       Yes   N/A     N/A
S & P Depository Recpts         Equities       78462F103        9         75  SH    N/A   Yes          N/A       Yes   N/A     N/A
St. Jude Medical, Inc.          Equities       790849103    2,016     51,240  SH    N/A   Yes          N/A       Yes   N/A     N/A
State Street Boston             Equities       857477103    2,967     78,785  SH    N/A   Yes          N/A       Yes   N/A     N/A
Suncor Energy Inc.              Equities       867229106       33      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Stryker Corp                    Equities       863667101    2,966     59,260  SH    N/A   Yes          N/A       Yes   N/A     N/A
Symantec Corp                   Equities       871503108    1,535    101,485  SH    N/A   Yes          N/A       Yes   N/A     N/A
AT&T                            Equities       00206R102    3,030    105,937  SH    N/A   Yes          N/A       Yes   N/A     N/A
Target Corp                     Equities       87612E106       37        700  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares Lehman TIPS             ETF            464287176      507      4,645  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Lehman 20YR Trsy ETF      ETF            464287432       15        140  SH    N/A   Yes          N/A       Yes   N/A     N/A
Tower Bankcorp Inc.             Equities       891709107       13        619  SH    N/A   Yes          N/A       Yes   N/A     N/A
Tomotherapy Inc.                Equities       890088107        4      1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Texas Instruments               Equities       882508104    2,724    100,370  SH    N/A   Yes          N/A       Yes   N/A     N/A
Union Pacific                   Equities       907818108       22        264  SH    N/A   Yes          N/A       Yes   N/A     N/A
United Technologies Corp        Equities       913017109    2,199     30,871  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vgd Sm Cap Value ETF            ETF            922908611      419      7,013  SH    N/A   Yes          N/A       Yes   N/A     N/A
VF Corp.                        Equities       918204108       31        380  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Financials Index       ETF            92204A405       46      1,545  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Mid Cap ETF            ETF            922908629      121      1,832  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vodafone Group PLC ADS          Equities       92857W209        4        175  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Telecommunications Se  ETF            92204A884       40        645  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Val Vipers ETF         ETF            922908744    2,265     46,511  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Lg Cap ETF             ETF            922908637    2,168     41,629  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vng'd Emerg Mkts Stk ETF        ETF            922042858    3,380     74,346  SH    N/A   Yes          N/A       Yes   N/A     N/A
Verizon Communications          Equities       92343V104       65      2,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Websense Inc.                   Equities       947684106    2,130    120,040  SH    N/A   Yes          N/A       Yes   N/A     N/A
Washington Real Estate          Equities       939653101        8        265  SH    N/A   Yes          N/A       Yes   N/A     N/A
Xcorporeal, Inc.                Equities       98400P104        0          2  SH    N/A   Yes          N/A       Yes   N/A     N/A
AMEX SPDR Materials Select Sec  ETF            81369Y100       20        612  SH    N/A   Yes          N/A       Yes   N/A     N/A
Sector Spdr Trust Energy ETF    ETF            81369Y506       44        777  SH    N/A   Yes          N/A       Yes   N/A     N/A
AMEX SPDR Industrial Select In  ETF            81369Y704       50      1,586  SH    N/A   Yes          N/A       Yes   N/A     N/A
AMEX SPDR Consumer Staples Ind  ETF            81369Y308       65      2,348  SH    N/A   Yes          N/A       Yes   N/A     N/A
AMEX Hlthcare Selct ETF         ETF            81369Y209      366     12,020  SH    N/A   Yes          N/A       Yes   N/A     N/A
Exxon Mobil Corp                Equities       30231G102      797     12,893  SH    N/A   Yes          N/A       Yes   N/A     N/A